Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2015
Prepayments and Other Current Assets
Prepayments and Other Current Assets

5.Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets (in thousands):

	December 31,	December 31,
	2014	2015
	RMB	RMB
Guarantee payment made to Blizzard - royalty fees	313,342	441,115
Prepayment for royalties, revenue sharing cost	360,499	1,304,827
Interest receivable	305,063	257,636
Prepayments of content and marketing cost and other operational expenses	113,294	158,314
Prepayment for sales tax	105,096	125,806
Bridge loans in connection with ongoing investments	57,168	35,510
Deposits to vendors	69,961	34,894
Employee advances	27,118	38,363
Wangyibao operating funds held by third party online payment platform settlement service providers	22,777	5,457
Advance to suppliers	3,900	179,390
Others	45,450	114,198

	1,423,668	2,695,510

In accordance with the license agreements of World of Warcraft, StarCraft®  II: Wings of Liberty®, Hearthstone: Heroes of Warcraft, Heroes of the Storm™ and Diablo III, the Group made certain guarantee payments to Blizzard on behalf of Shanghai EaseNet for the minimum guaranteed royalties as of December 31, 2014 and 2015. The guarantee amounts will be released to the Group when actual royalties are paid by Shanghai EaseNet to Blizzard.

As of December 31, 2014 and 2015, prepayments for royalties and revenue sharing cost representing prepaid royalties or revenue sharing cost related to operations of licensed PC and mobile games.

Group.  Account holders may also withdraw money from their accounts at any time, such as to pay for

In February 2009, the Group launched its Wangyibao online payment platform, through which game players registered for Wangyibao online payment services can deposit money in their accounts and use the accounts to pay for game point cards and other fee-based services and products rendered by the items purchased from other players or when they want the return of their money.  The Group engages certain third party online payment settlement service providers to collect payments from and process withdrawals by customers.  As of December 31, 2014 and 2015, the Group had operating funds held by its third party online payment settlement service providers as shown above.

The amount of employee advances listed above included staff housing loan balances of RMB24.7 million and RMB34.1 million repayable within 12 months from December 31, 2014 and 2015, respectively (see Note 10). No advances were made directly or indirectly to the Group’s executive officers for their personal benefit for the years ended December 31, 2014 and 2015.